Fair value of assets and liabilities - Changes in level 3 financial assets (Details) - Level 3 [member] - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Opening balance	€ 6,228	€ 4,101
Realised gain/loss recognised in the statement of profit or loss during the period	90	(37)
Revaluation recognised in other comprehensive income during the period	(61)	22
Purchase of assets	1,396	4,036
Sale of assets	(568)	(1,037)
Maturity/settlement	(653)	(299)
Reclassifications	(5)	(11)
Transfers into Level 3	881	42
Transfers out of Level 3	(529)	(615)
Exchange rate differences	122	29
Changes in the composition of the group and other changes		(2)
Closing balance	6,903	6,228
Financial asset mandatorily at FVPL [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	1,862	1,191
Realised gain/loss recognised in the statement of profit or loss during the period	(8)	32
Purchase of assets	567	1,496
Sale of assets	(246)	(612)
Maturity/settlement	(282)	(163)
Reclassifications	(5)	(5)
Transfers into Level 3	4	(1)
Transfers out of Level 3	(95)	(98)
Exchange rate differences	23	20
Changes in the composition of the group and other changes	0
Closing balance	1,822	1,862
Financial assets designated at FVPL [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	2,480	796
Realised gain/loss recognised in the statement of profit or loss during the period	172	(80)
Purchase of assets	581	1,919
Sale of assets	(196)	(141)
Maturity/settlement		(13)
Transfers into Level 3	409
Exchange rate differences	8
Closing balance	3,454	2,480
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	1,063	1,231
Realised gain/loss recognised in the statement of profit or loss during the period	9	(12)
Revaluation recognised in other comprehensive income during the period	(61)	22
Purchase of assets	180	165
Sale of assets	(121)	(234)
Maturity/settlement	(36)	(109)
Reclassifications		(6)
Transfers into Level 3	(45)	(1)
Exchange rate differences	57	9
Changes in the composition of the group and other changes		(2)
Closing balance	1,047	1,063
Trading assets [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	822	882
Realised gain/loss recognised in the statement of profit or loss during the period	(83)	22
Purchase of assets	64	453
Sale of assets	(5)	(48)
Maturity/settlement	(335)	(14)
Transfers into Level 3	232	43
Transfers out of Level 3	(434)	(517)
Exchange rate differences	34	0
Closing balance	295	822
Non-trading derivatives [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	1	1
Realised gain/loss recognised in the statement of profit or loss during the period	1
Purchase of assets	4	3
Sale of assets		(3)
Transfers into Level 3	280
Transfers out of Level 3		(1)
Closing balance	€ 285	€ 1